UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard Health Care Fund
Schedule of Investments
April 30, 2005

	Shares	Market Value ($000)
COMMON STOCKS (90.5%)
UNITED STATES (62.2%)

Biotech Research & Production (8.9%)
* Amgen, Inc.	9,323,828	$542,740
* Genzyme Corp.-General Division	8,001,240	468,953
* Genentech, Inc.	6,300,000	446,922
Baxter International, Inc.	5,300,000	196,630
* Biogen Idec Inc.	4,328,600	156,868
*(1)Cephalon, Inc.	3,430,800	150,612
* Millennium Pharmaceuticals, Inc.	7,600,000	66,576
* Human Genome Sciences, Inc.	1,938,500	20,044

		2,049,345

Consumer Discretionary (0.2%)
Kimberly-Clark Corp.	676,300	42,235

Consumer Staples (2.7%)
CVS Corp.	10,800,000	557,064
Colgate-Palmolive Co.	1,521,000	75,731

		632,795

Drugs & Pharmaceuticals (27.5%)
Pfizer Inc.	38,033,170	1,033,361
*(1)Forest Laboratories, Inc.	20,153,100	719,063
Cardinal Health, Inc.	12,936,708	718,893
Eli Lilly & Co.	11,916,600	696,764
Schering-Plough Corp.	30,530,000	637,161
Abbott Laboratories	12,880,700	633,215
Wyeth	10,384,900	466,697
* Gilead Sciences, Inc.	10,899,848	404,384
Allergan, Inc.	3,444,100	242,430
* MedImmune Inc.	7,000,000	177,590
Johnson & Johnson	1,600,000	109,808
(1)Perrigo Co.	5,322,320	97,505
* King Pharmaceuticals, Inc.	9,320,600	74,565
* Hospira, Inc.	2,045,070	68,612
* Watson Pharmaceuticals, Inc.	2,000,000	60,000
Mylan Laboratories, Inc.	3,196,500	52,742
Merck & Co., Inc.	1,400,000	47,460
* Barr Pharmaceuticals Inc.	900,000	46,674
* Vertex Pharmaceuticals, Inc.	3,755,400	35,827
Bristol-Myers Squibb Co.	1,075,800	27,971
Alpharma, Inc. Class A	748,313	7,064

		6,357,786

Electronics-Medical Systems (2.2%)
Medtronic, Inc.	8,700,000	458,490
* Haemonetics Corp.	900,000	38,493
Datascope Corp.	342,100	9,825

		506,808

Financial Services (0.7%)
CIGNA Corp.	1,600,700	147,232
UnumProvident Corp.	1,252,500	20,942

		168,174

Health & Personal Care (4.3%)
(1)McKesson Corp.	16,207,750	599,687
* WellPoint Inc.	1,505,500	192,328
* Medco Health Solutions, Inc.	3,257,374	166,028
* IDX Systems Corp.	895,700	27,740

		985,783

Health Care Facilities (3.3%)
HCA Inc.	7,100,000	396,464
Quest Diagnostics, Inc.	2,150,000	227,470
* Laboratory Corp. of America Holdings	2,967,360	146,884

		770,818

Health Care Management Services (4.8%)
*(1)Humana Inc.	10,277,500	356,115
Aetna Inc.	4,000,000	293,480
IMS Health, Inc.	8,547,400	204,967
*(1)Cerner Corp.	2,600,000	150,956
Universal Health Services Class B	1,500,000	85,110
* Health Net Inc.	500,000	17,015

		1,107,643

Materials & Processing (0.6%)
Sigma-Aldrich Corp.	2,600,000	151,918

Medical & Dental Instruments & Supplies (5.2%)
Becton, Dickinson & Co.	7,900,000	462,308
Beckman Coulter, Inc.	2,776,600	185,227
Bausch & Lomb, Inc.	1,600,000	120,000
DENTSPLY International Inc.	1,442,700	78,858
Guidant Corp.	1,000,000	74,080
* St. Jude Medical, Inc.	1,800,000	70,254
(1)Owens & Minor, Inc. Holding Co.	2,200,000	63,822
* Ventana Medical Systems, Inc.	1,228,800	48,931
Biomet, Inc.	800,000	30,952
* Advanced Medical Optics, Inc.	676,466	25,016
* STERIS Corp.	850,000	20,128
* Viasys Healthcare Inc.	482,130	10,240
* Angiodynamics Inc.	375,608	6,476

		1,196,292

Medical Services (1.2%)
* Coventry Health Care Inc.	3,545,000	242,584
*(1)PAREXEL International Corp.	1,570,200	28,625

		271,209

Producer Durables (0.6%)
* Thermo Electron Corp.	3,000,000	74,940
Pall Corp.	2,404,600	64,515

		139,455

TOTAL UNITED STATES		14,380,261

INTERNATIONAL (28.3%)

Belgium (0.4%)
UCB SA	1,933,593	94,278

Canada (0.2%)
* Axcan Pharma Inc.	1,356,900	19,743
* Biovail Corp.	1,110,700	15,372

		35,115

Denmark (0.2%)
Novo Nordisk A/S B Shares	700,000	35,503
France (4.6%)

Sanofi-Aventis	11,839,415	1,051,799

Germany (1.8%)
Bayer AG	8,144,656	269,160
Schering AG	1,640,410	108,113
Bayer AG ADR	1,100,000	35,475
Fresenius Medical Care Pfd. ADR	645,400	12,453

		425,201

Japan (8.2%)
Astellas Pharma Inc.	14,165,709	512,612
Takeda Chemical Industries Ltd.	9,700,000	471,758
Eisai Co., Ltd.	8,806,000	293,224
Chugai Pharmaceutical Co., Ltd.	8,834,500	137,876
Shionogi & Co., Ltd.	9,876,000	137,165
Sankyo Co., Ltd.	6,250,000	130,146
Daiichi Pharmaceutical Co., Ltd.	3,500,000	80,945
Tanabe Seiyaku Co., Ltd.	6,850,000	72,019
Ono Pharmaceutical Co., Ltd.	1,113,000	56,520

		1,892,265

Netherlands (0.4%)
Akzo Nobel NV	2,400,000	98,724

Sweden (0.9%)
Gambro AB A Shares	7,531,120	102,002
Gambro AB B Shares	7,314,580	99,273

		201,275

Switzerland (7.1%)
Roche Holdings AG	6,123,977	743,907
Novartis AG (Registered)	13,719,880	670,479
* Alcon, Inc.	1,300,000	126,100
Serono SA Class B	166,648	106,709

		1,647,195

United Kingdom (4.5%)
AstraZeneca Group PLC	14,781,500	647,468
AstraZeneca Group PLC ADR	8,087,872	355,462
GlaxoSmithKline PLC ADR	942,381	47,637

		1,050,567

TOTAL INTERNATIONAL		6,531,922

TOTAL COMMON STOCKS
(Cost $13,669,698)		20,912,183

TEMPORARY CASH INVESTMENTS (13.8%)

Money Market Fund (4.3%)
Vanguard Market Liquidity Fund, 2.829%**	991,404,855	991,405

	Face
	Amount
	($000)

U.S. Agency Obligation (0.4%)
Federal Home Loan Mortgage Corp.†
2.658%, 5/10/2005	$100,000	99,936

Commercial Paper (1.8%)
General Electric Capital Corp.
2.924%, 5/27/2005	210,000	209,559
3.073%, 7/18/2005	210,000	208,621

		418,180

Repurchase Agreements (7.3%)
Bank of America
2.970%, 5/2/2005
(Dated 4/29/2005, Repurchase Value $617,453,000, collateralized by Federal National Mortgage Assn., 5.500%-6.000%,
2/1/2035-4/1/2035)	617,300	617,300
Deutsche Bank
2.970%, 5/2/2005
(Dated 4/29/2005, Repurchase Value $365,090,000, collateralized by Federal National Mortgage Assn., 5.000%-6.000%,
9/1/2024-4/1/2035, Federal Home Loan Mortgage Corp., 5.500%,
6/1/2024)	365,000	365,000
Goldman Sachs & Co.
2.970%, 5/2/2005
(Dated 4/29/2005, Repurchase Value $705,174,000, collateralized by Federal National Mortgage Assn., 4.500%-8.000%,
4/1/2017-9/1/2034, Federal Home Loan Mortgage Corp.,
4.500%-6.500%, 7/15/2013-10/1/2032)	705,000	705,000

		1,687,300

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,196,810)		3,196,821

TOTAL INVESTMENTS (104.3%)
(Cost $16,866,508)		24,109,004

OTHER ASSETS AND LIABILITIES--NET (-4.3%)		(1,001,662)

NET ASSETS (100.0%)		$23,107,342

*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $2,166,385,000.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At April 30, 2005, the cost of investment securities for tax purposes was $16,866,508,000. Net unrealized appreciation of investment securities for tax purposes was $7,242,496,000, consisting of unrealized gains of $7,467,710,000 on securities that had risen in value since their purchase and $225,214,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

	(000)
		Current Period Transactions
Security Name	Jan. 31, 2005 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Apr. 30, 2005 Market Value

Cephalon, Inc.	$168,795	-	-	-	$150,612
Cerner Corp.	133,335	-	$4,490	-	150,956
Forest Laboratories, Inc.	n/a*	$299,616	-	-	719,063
Haemonetics Corp.	58,305	-	25,091	-	n/a**
Humana Inc.	352,210	-	-	-	356,115
McKesson Corp.	559,005	-	-	$972	599,687
Owens & Minor, Inc. Holding Co.	62,810	-	-	286	63,822
PAREXEL International Corp.	37,245	-	-	-	28,625
Perrigo Co.	91,278	-	-	213	97,505

	$1,462,983			$1,471	$2,166,385

* At January 31, 2005, the issuer was not an affiliated company of the fund. ** At April 30, 2005, the security is still held but the issuer is no longer an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.